Short-term investments and Cash and Cash equivalents (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Short Term Investments and Cash and Cash Equivalents

(€‘000)	As at June 30, 2022	As at December 31, 2021
Short-term investments	—	—
Cash at bank and on hand	14 385	30 018

Total Short-term investments and Cash and cash equivalents	14 385	30 018